Prospectus supplement dated December 20, 2019
to the following prospectus(es):
Nationwide Advisory Retirement Income AnnuitySM New York dated May 1, 2019, as amended September 16, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
(1)	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on September 11, 2019, the Board approved the termination of Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc. as the subadvisers to the NVIT Multi-Manager Small Cap Value Fund (the "Fund"), and the appointment of Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC as the Fund’s new subadvisers. This change is anticipated to take effect on or before November 1, 2019 (the "Effective Date").
(2)	The list of underlying mutual funds on the cover of the prospectus is deleted in its entirety and replaced with the following:
•	Alger Portfolios - Alger Capital Appreciation Portfolio: Class I-2 Shares
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Funds Insurance Series® - Asset Allocation Fund: Class 4
•	American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
•	American Funds Insurance Series® - Bond Fund: Class 4
•	American Funds Insurance Series® - Global Growth Fund: Class 4
•	American Funds Insurance Series® - Growth Fund: Class 4
•	American Funds Insurance Series® - Growth-Income Fund: Class 4
•	American Funds Insurance Series® - High-Income Bond Fund: Class 4
•	American Funds Insurance Series® - International Fund: Class 4
•	American Funds Insurance Series® - New World Fund®: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	First Eagle Variable Funds - Overseas Variable Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
•	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
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•	Janus Henderson VIT Enterprise Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	Merger Fund VL (The) - The Merger Fund VL
•	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
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•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Income Fund: Class IB
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Telecommunications Fund
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2
(3)	Synopsis of the Contracts - Nationwide Lifetime Income Rider® Advisory Option is deleted in its entirety and replaced with the following:
Nationwide Lifetime Income Rider® Advisory Option
The Nationwide Lifetime Income Rider Advisory option (Nationwide L.inc Rider Advisory) provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, a Non-Lifetime Withdrawal, Excess Adviser Fees, and does not make certain assignments or Contract Owner changes (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option provision). Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals, Excess Adviser Fees, and does not elect to take a Non-Lifetime Withdrawal for the duration of the Roll-up Crediting Period, Nationwide will guarantee that the Current Income Benefit Base on the Contract Anniversary after the Roll-up Crediting Period will be no less than the Original Income Benefit Base plus simple interest at the Roll-up Interest Rate annually for each of those years.
The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between the ages of 50 and 85 at the time of application. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option is elected.
If the Nationwide L.inc Rider Advisory option is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on the contract allocations at the time the charge is deducted.
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Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value according to certain parameters. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option). The cost of the Nationwide L.inc Rider Advisory option may exceed the benefit.
(4)	Synopsis of the Contracts – Joint Option for Nationwide Lifetime Income Rider Advisory Option is deleted in its entirety and replaced with the following:
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
The Joint Option for the Nationwide L.inc Rider Advisory option (Joint Option) allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide L.inc Rider Advisory option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide L.inc Rider Advisory option is elected. 14 If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will likely be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between the ages of 50 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Rider Advisory option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
(5)	Retirement Income Developer Option – Standard Adviser Fees and Excess Adviser Fees is deleted in its entirety and replaced with the following:
Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Retirement Income Developer Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
(6)	The first paragraph of Nationwide Lifetime Income Rider Advisory Option is deleted in its entirety and replaced with the following:
Nationwide Lifetime Income Rider Advisory Option
The Nationwide L.inc Rider Advisory option provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal, and does not make certain assignments or Contract Owner changes (see Automatic Termination of Nationwide Lifetime Income Rider Advisory Option provision). Investment restrictions apply. The age of the person upon which the benefit depends (the determining life) must be between 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant, and all references in this option to Contract Owner shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life shall be that of the primary Annuitant as named on the application. The determining life may not be changed.
(7)	Nationwide Lifetime Income Rider Advisory Option – Standard Adviser Fees and Excess Adviser Fees is deleted in its entirety and replaced with the following:
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Standard Adviser Fees and Excess Adviser Fees
To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information.
Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted.
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
(8)	Nationwide Lifetime Income Rider Advisory Option – Joint Option for the Nationwide Lifetime Income Rider Advisor Option is deleted in its entirety and replaced with the following:
Joint Option for the Nationwide Lifetime Income Rider Advisory Option
At the time the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may elect the Joint Option for the Nationwide L.inc Rider Advisory option (Joint Option). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Rider Advisory option will be that of the younger spouse.
Nationwide will assess an annual charge for the Joint Option not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory Joint Option is 0.30% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.40% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Rider Advisory option. This charge is in addition to the charge for the Nationwide L.inc Rider Advisory option.
The currently applicable Roll-up Interest Rate and Roll-up Crediting Period, and Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix E: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2 unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
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(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Rider Advisory option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit.
(9)	Appendix C: Contract Types and Tax Information is deleted in its entirety and replaced with the following:
Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
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•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
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•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
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Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Non-Qualified Contracts – Adviser Fee Withdrawals
As a general rule, Internal Revenue Service ("IRS") guidance provides that investment advisory fees paid directly from a non-qualified annuity to an investment adviser are considered to be a distribution from the annuity, may be taxable, and are reportable to the IRS.
However, in private letter ruling issued to Nationwide in 2019, the IRS ruled that the payment of investment advisory fees will not be treated as distributions from non-qualified Contracts, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Contract Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Contract Owners who will receive ongoing investment advice from an investment adviser who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes the investment advisory fees to be paid periodically to the adviser from the Contract’s cash value;
•	the investment advisory fees will be determined based on an arms-length transaction between the Contract Owner and investment advisor;
•	the investment advisory fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the investment advisory fees relate ("PLR Permitted Amount");
•	the investment advisory fees will compensate the investment advisor only for investment advice that the investment advisor provides to the Contract Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of investment advisory fees directly to the investment advisor;
•	the Contract Owner may not pay the fees to the investment advisor from any other accounts or assets nor can the Contract Owner direct the payment of fees for any other purpose or to any other person; and
•	the investment advisor will not receive a commission for the sale of the Contract.
It is unclear how an investment advisory fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Contract Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any investment advisory fee in excess of the 1.5% as a taxable distribution.
For 2019, the Company will determine the PLR Permitted Amount for each eligible Contract based on its average daily asset value on December 31 multiplied by 1.5%. If the cumulative amount of investment advisory fees withdrawn during 2019 exceeds the PLR Permitted Amount, then the amount that exceeds the PLR Permitted Amount will be reported to the IRS as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Adviser Fees. "Systematic Adviser Fees" are investment advisory fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Adviser Fee calculation will apply for that calendar year. Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if:
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•	The amount of the Systematic Adviser Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Adviser Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Adviser Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Adviser Fees" are Adviser Fees that do not meet the definition of Systematic Adviser Fees. Non-Systematic Adviser Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Adviser Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
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